Inventories (Details) - Schedule of inventories - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Cost [Member]
Inventories (Details) - Schedule of inventories [Line Items]
Finished goods	$ 68,629	$ 152,227
Allowance for valuation loss [Member]
Inventories (Details) - Schedule of inventories [Line Items]
Finished goods
Book value [Member]
Inventories (Details) - Schedule of inventories [Line Items]
Finished goods	$ 68,629	$ 152,227